SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net income	$ 27,158	$ 21,088	$ 26,721	$ 23,397	$ 20,694	$ 14,625	$ 22,050	$ 28,785	$ 18,134	$ 16,588	$ 16,730	$ 26,940	$ 11,836	$ 39,604	$ 44,091	$ 47,611	$ 69,624	$ 91,900	$ 83,594	$ 72,094	$ 63,145
Foreign currency translation adjustments		18,104				7,416				8,666								18,104	7,416	8,666	9,534
Net unrealized (losses) gains from cash flow hedges		(3,781)				(4,023)				1,595								(3,781)	(4,023)	1,595	112
Accumulated Other Comprehensive Income	(34,464)	(21,148)	(22,667)	(16,172)	(27,306)	(26,493)	(19,525)	(19,836)	(17,364)	(16,340)	(22,154)	(20,022)	(13,195)	(34,464)	(16,172)	(19,836)	(19,525)	(21,148)	(26,493)	(16,340)	(14,242)
Interim financial information
Net income				23,448	20,739	14,674	22,106	28,869	18,255	16,588	16,730	26,940	11,836
Foreign currency translation adjustments				7,846	347	(7,370)	543	2,938	2,639	8,034	(3,199)	(6,741)	1,038		7,846	2,938	543		(7,370)	8,034
Net unrealized (losses) gains from cash flow hedges				3,288	(1,160)	3,687	(232)	(5,410)	(3,663)	493	1,067	(86)	9		3,288	(5,410)	(232)		3,687	493
Accumulated Other Comprehensive Income				$ 34,582	$ 19,926	$ 10,991	$ 22,417	$ 26,397	$ 17,231	$ 25,115	$ 14,598	$ 20,113	$ 12,883		$ 34,582	$ 26,397	$ 22,417		$ 10,991	$ 25,115